VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Allowance for doubtful accounts, beginning balance	$ 309	$ 374
Additions Charged to Costs and Expenses for doubful accounts	810	288
Write-offs/Other for doubful accounts	(472)	(353)
Allowance for doubtful accounts, ending balance	647	309
Reserve for inventory valuation, beginning balance	13,068	13,204
Additions Charged to Costs and Expenses for inventory valuation	1,502	1,817
Write-offs/Other for inventory valuation	(3,544)	(1,953)
Reserve for inventory valuation, ending balance	$ 11,026	$ 13,068